Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
July 31, 2023
AEA-NPRT3-0923
1.804857.119
Common Stocks - 97.2%
	Shares	Value ($)
China - 26.8%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	78,100	1,561,606
Agora, Inc. ADR (a)	226,027	730,067
Akeso, Inc. (a)(b)	303,092	1,595,344
Alibaba Group Holding Ltd. (a)	1,322,002	16,894,374
Antengene Corp. (a)(b)	720,807	142,333
Baidu, Inc.:
Class A (a)	48,552	949,230
sponsored ADR (a)	13,451	2,098,221
Bairong, Inc. (a)(b)	79,343	100,922
BC Technology Group Ltd. (a)	1,597,080	329,700
Beijing Sinohytec Co. Ltd. (A Shares)	288,568	2,583,974
BYD Co. Ltd.:
(A Shares)	46,847	1,783,948
(H Shares)	162,746	5,796,691
Empyrean Technology Co. Ltd. (A Shares)	109,500	1,573,637
Estun Automation Co. Ltd. (A Shares)	1,567,800	5,083,475
Glodon Co. Ltd. (A Shares)	575,481	2,602,346
GRG Metrology & Test Co. Ltd. (A Shares)	491,169	1,124,982
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	258,556	2,606,265
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	218,008	2,099,870
Hundsun Technologies, Inc. (A Shares)	537,070	3,091,829
Innovent Biologics, Inc. (a)(b)	330,748	1,467,371
Joinn Laboratories China Co. Ltd. (A Shares)	401,336	1,574,935
Kangji Medical Holdings Ltd.	688,650	766,452
Kindstar Globalgene Technology, Inc. (a)(b)	3,061,945	671,367
Li Auto, Inc.:
ADR (a)	91,516	3,916,885
Class A (a)	153,007	3,284,607
Microport Cardioflow Medtech Corp. (a)(b)(c)	5,705,038	1,645,916
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	594,305	392,449
Ming Yuan Cloud Group Holdings Ltd. (a)(c)	3,878,305	2,322,338
NAURA Technology Group Co. Ltd.	38,900	1,545,751
New Horizon Health Ltd. (a)(b)(c)	900,766	3,060,726
NXP Semiconductors NV	18,858	4,204,957
PDD Holdings, Inc. ADR (a)	277,585	24,932,685
RLX Technology, Inc. ADR (a)(c)	360,449	630,786
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	91,439	3,789,262
Silergy Corp.	118,000	1,236,740
Smoore International Holdings Ltd. (b)(c)	999,716	1,113,943
Sungrow Power Supply Co. Ltd. (A Shares)	335,800	5,241,880
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,151,410	1,070,372
Weihai Guangwei Composites Co. Ltd. (A Shares)	504,644	2,144,250
WuXi AppTec Co. Ltd. (H Shares) (b)	400,566	3,777,665
Wuxi Biologics (Cayman), Inc. (a)(b)	627,523	3,548,419
XPeng, Inc. ADR (a)	44,600	933,032
Zai Lab Ltd. ADR (a)	44,184	1,328,171
TOTAL CHINA		127,349,773
Hong Kong - 2.2%
AIA Group Ltd.	910,529	9,109,607
Huanxi Media Group Ltd. (a)	9,140,292	1,218,877
TOTAL HONG KONG		10,328,484
India - 22.1%
Amber Enterprises India Ltd. (a)	37,865	1,121,101
Asian Paints Ltd.	50,328	2,066,820
Aster DM Healthcare Ltd. (a)(b)	310,740	1,181,145
Bajaj Finance Ltd.	46,737	4,148,761
Campus Activewear Ltd. (a)	763,902	2,806,578
Computer Age Management Services Private Ltd.	186,827	5,354,352
Delhivery Private Ltd. (a)	605,870	2,940,576
Devyani International Ltd. (a)	794,604	1,865,252
Dixon Technologies India Ltd.	63,211	3,168,236
HDFC Asset Management Co. Ltd. (b)	166,821	5,140,131
HDFC Bank Ltd.	595,337	11,953,311
HDFC Standard Life Insurance Co. Ltd. (b)	602,100	4,735,754
Hindustan Aeronautics Ltd.	80,090	3,857,935
Jio Financial Services Ltd. (d)	428,919	1,365,667
Kotak Mahindra Bank Ltd.	97,042	2,190,702
MakeMyTrip Ltd. (a)	154,535	4,445,972
One97 Communications Ltd. (a)	870,476	8,471,899
Page Industries Ltd.	2,505	1,151,528
Reliance Industries Ltd.	428,919	13,295,498
Sapphire Foods India Ltd. (a)	148,373	2,477,183
Tata Motors Ltd.	535,737	4,197,171
Vijaya Diagnostic Centre Pvt Ltd.	88,805	485,274
Zomato Ltd. (a)	16,167,430	16,533,084
TOTAL INDIA		104,953,930
Indonesia - 1.8%
PT Bank Central Asia Tbk	7,965,873	4,820,198
PT Bank Rakyat Indonesia (Persero) Tbk	10,037,500	3,760,734
TOTAL INDONESIA		8,580,932
Japan - 2.4%
Money Forward, Inc. (a)	104,390	4,507,558
Renesas Electronics Corp. (a)	360,546	6,956,318
TOTAL JAPAN		11,463,876
Korea (South) - 15.3%
Coupang, Inc. Class A (a)	264,674	4,803,833
Delivery Hero AG (a)(b)	140,931	6,394,162
Gabia, Inc.	64,100	605,522
Kakao Corp.	59,420	2,385,692
Kakao Pay Corp. (a)	88,261	3,467,663
Kia Corp.	25,110	1,625,236
LG Energy Solution (a)	1,593	698,181
NAVER Corp.	47,880	8,506,371
Samsung Electronics Co. Ltd.	554,170	30,273,508
SK Hynix, Inc.	145,972	14,097,725
TOTAL KOREA (SOUTH)		72,857,893
Netherlands - 2.2%
Adyen BV (a)(b)	2,700	5,011,241
ASML Holding NV (Netherlands)	3,610	2,585,730
Redcare Pharmacy NV (a)(b)	24,378	2,830,461
TOTAL NETHERLANDS		10,427,432
Russia - 0.2%
Yandex NV Series A (a)(d)	79,813	957,756
Singapore - 3.6%
DBS Group Holdings Ltd.	133,462	3,438,547
Oversea-Chinese Banking Corp. Ltd.	554,291	5,543,952
Sea Ltd. ADR (a)	91,523	6,088,110
United Overseas Bank Ltd.	94,307	2,134,718
TOTAL SINGAPORE		17,205,327
Switzerland - 0.7%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)(b)	87,100	1,267,333
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	97,608	1,985,558
TOTAL SWITZERLAND		3,252,891
Taiwan - 12.3%
GlobalWafers Co. Ltd.	119,000	1,942,641
Taiwan Semiconductor Manufacturing Co. Ltd.	2,494,393	44,957,648
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	63,688	6,314,665
Unimicron Technology Corp.	881,000	5,162,437
TOTAL TAIWAN		58,377,391
United Kingdom - 0.8%
Endava PLC ADR (a)	71,100	3,729,906
United States of America - 6.5%
EPAM Systems, Inc. (a)	15,900	3,765,279
Frontage Holdings Corp. (a)(b)	8,258,465	2,446,121
GlobalFoundries, Inc. (a)	35,989	2,292,139
Micron Technology, Inc.	94,059	6,714,872
NVIDIA Corp.	13,235	6,184,583
ON Semiconductor Corp. (a)	45,479	4,900,362
Snap, Inc. Class A (a)	362,512	4,118,136
Space Exploration Technologies Corp. Class A (a)(d)(e)	6,000	486,000
TOTAL UNITED STATES OF AMERICA		30,907,492
Vietnam - 0.3%
Vietnam Dairy Products Corp.	491,921	1,619,835
TOTAL COMMON STOCKS (Cost $403,288,952)		462,012,918

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.7%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	2,872,205
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	511,440
		3,383,645
Nonconvertible Preferred Stocks - 1.3%
China - 0.4%
ZKH Group Ltd. Series F (d)	4,697,991	1,926,176
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	93,867	4,216,860
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,143,036
TOTAL PREFERRED STOCKS (Cost $8,061,991)		9,526,681

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	5,939,554	5,940,742
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	2,839,811	2,840,095
TOTAL MONEY MARKET FUNDS (Cost $8,780,837)		8,780,837

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $420,131,780)	480,320,436
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(5,198,125)
NET ASSETS - 100.0%	475,122,311

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,578,733 or 10.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,869,645 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,541,744	128,522,320	126,123,322	210,152	-	-	5,940,742	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	15,212,785	97,891,769	110,264,459	190,880	-	-	2,840,095	0.0%
Total	18,754,529	226,414,089	236,387,781	401,032	-	-	8,780,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.